OTHER INCOME (EXPENSE), NET - Schedule of Components of Other Income (expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Foreign exchange gain (loss)	$ 537	$ 1,912	$ (732)
Unrealized gains from trading securities	165
Other	153	112	26
Total	$ 855	$ 2,024	$ (706)